Basis of preparation (Details Textual)		12 Months Ended
	Feb. 08, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Affiliated entities [Member]
Percentage of entity's revenue		95.00%	100.00%	100.00%
Percentage of entitys assets		82.70%	84.50%
Percentage of entitys liabilities		72.00%	66.40%
Mr. Feng [member]
Proportion of ownership interest in subsidiary	100.00%
Beize Group [Member]
Capital contribution percentage	0.10%